Accounts Receivable - Summary of the Movement in the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Increase or decrease in allowance for doubtful accounts
Balance at beginning of year	¥ (6,752)	$ (943)	¥ (6,373)
Additions			(911)
Reversals	672	94	532
Balance at end of year	¥ (6,080)	$ (849)	¥ (6,752)